Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Principles of consolidation
Principles of consolidation

The accompanying consolidated financial statements include the accounts of Senesco Technologies, Inc. and its wholly owned subsidiary, Senesco, Inc.  All significant intercompany accounts and transactions have been eliminated in consolidation.

Management Estimates and Judgments
Management Estimates and Judgments

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and judgments that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  The critical accounting policies that require management's most significant estimate and judgment are the assessment of the recoverability of intangible assets, the variables and method used to calculate stock-based compensation and warrant liabilities, and the valuation allowance on deferred tax assets.  Actual results experienced by the Company may differ from management's estimates.

Cash and Cash Equivalents and Short-Term Investments
Cash and Cash Equivalents and Short-Term Investments

The Company considers all highly liquid instruments with an original maturity of 90 days or less at the time of purchase to be cash equivalents. Cash and cash equivalents consist of deposits that are readily convertible into cash.

Fair Value Measurements
Fair Value Measurements

ASC Topic 820, Fair Value Measurements, defines fair value, establishes a framework for measuring fair value and expands the related disclosure requirements. The guidance applies under other accounting pronouncements that require or permit fair value measurements. The statement indicates, among other things, that a fair value measurement assumes that the transaction to sell an asset or transfer a liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability.  ASC 820 defines fair value based upon an exit price model.

The Company categorizes its financial instruments into a three-level fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets recorded at fair value on the Company’s consolidated balance sheets are categorized as follows:

•             Level 1: Observable inputs such as quoted prices in active markets;
•             Level 2: Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and
•             Level 3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The fair value of the warrant liabilities is based on the Black-Scholes Merton and Modified Black-Scholes Merton option pricing models (“Black-Scholes model”) (Level 3). (See note 8).

The carrying value of prepaid research supplies and expenses, accounts payable, accrued expenses, and line of credit reported in the consolidated balance sheets equal or approximate fair value due to their short maturities.

Concentrations of Credit Risk
Concentrations of Credit Risk

The Company maintains its cash primarily in investment accounts within one large financial institution. The Federal Deposit Insurance Corporation insures these balances up to $250,000 per bank. The Company has not experienced any losses on its bank deposits and believes these deposits do not expose the Company to any significant credit risk.

Prepaid Research Services and Supplies
Prepaid Research Services and Supplies

Prepaid research services and supplies are carried at cost and are included in prepaid expenses and other current assets on the accompanying consolidated balance sheet.  When such services are performed and supplies are used, the carrying value of the supplies are expensed in the period that they are performed or used for the development of proprietary applications and processes.

Equipment, Furniture and Fixtures, Net
Equipment, Furniture and Fixtures, Net

Equipment, furniture and fixtures are recorded at cost. Depreciation is calculated on a straight-line basis over four years for equipment and seven years for furniture and fixtures. Expenditures for major renewals and improvements are capitalized, and expenditures for maintenance and repairs are charged to operations as incurred. (See note 4).

Intangibles, Net
Intangibles, Net

The Company conducts research and development activities, the cost of which is expensed as incurred, in order to generate patents that can be licensed to third parties in exchange for license fees and royalties.  Because the patents are the basis of the Company’s future revenue, the patent costs are capitalized.   The capitalized patent costs represent the outside legal fees incurred by the Company to submit and undertake all necessary efforts to have such patent applications issued as patents.

The length of time that it takes for an initial patent application to be approved is generally between four to six years.  However, due to the unique nature of each patent application, the actual length of time may vary.  If a patent application is denied, the associated cost of that application would be written off.  However, the Company has not had any patent applications denied as of June 30, 2013.  Additionally, should a patent application become impaired during the application process, the Company would write down or write off the associated cost of that patent application.

Issued patents and agricultural patent applications pending are being amortized over a period of 17 years from inception, the expected economic life of the patent. (See note 5).

Impairment of Long-lived Assets
Impairment of Long-lived Assets

The Company assesses the impairment in value of intangible assets whenever events or circumstances indicate that their carrying value may not be recoverable.  Factors the Company considers important which could trigger an impairment review include the following:

•      significant negative industry trends;
•      significant underutilization of the assets;
•      significant changes in how the Company uses the assets or its plans for their use; and
•      changes in technology and the appearance of competing technology.

If a triggering event occurs and if the Company's review determines that the future discounted cash flows related to the groups, including these assets, will not be sufficient to recover their carrying value, the Company will reduce the carrying values of these assets down to its estimate of fair value and continue amortizing them over their remaining useful lives.  To date, except for certain patents and patents pending that the Company abandoned during the fiscal years ended June 30, 2013, 2012 and 2011, the Company has not recorded any impairment of intangible assets.  During the fiscal years ended June 30, 2013, 2012 and 2011, in order to reduce its cost of patent prosecution and maintenance, the Company reviewed its patent portfolio and identified several patents and patent applications that it believed it no longer needed to maintain without having a material impact on the patent portfolio.  Accordingly, during the fiscal years ended June 30, 2013, 2012 and 2011, the Company wrote off patent costs in the net amount of $64,210, $321,137 and $1,588,087, respectively.

Net Loss per Common Share

Net Loss per Common Share

Basic loss per share is computed by dividing net loss available to common stockholders by the weighted average number of shares of the Company’s common stock, par value $0.01 per share (the “Common Stock”) assumed to be outstanding during the period of computation. Diluted earnings per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional shares of Common Stock that would have been outstanding if the potential shares of Common Stock had been issued and if the additional shares of Common Stock were dilutive.

For all periods presented, basic and diluted loss per share are the same, as any additional Common Stock equivalents would be anti-dilutive. Potentially dilutive shares of Common Stock have been excluded from the calculation of the weighted average number of dilutive shares of Common Stock as follows:

	June 30,
	2013	2012	2011
Common Stock to be issued upon conversion of convertible preferred stock	26,666,667	17,611,538	16,300,000
Outstanding warrants	28,315,612	57,225,981	55,301,226
Outstanding options	23,174,770	15,647,742	11,348,314

Total potentially dilutive shares of Common Stock	78,157,049	90,485,261	82,949,540

Income Taxes
Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to the differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The asset and liability method requires that deferred tax assets and liabilities be recorded without consideration as to their realizability. The deferred tax asset primarily includes net operating loss carryforwards. The portion of any deferred tax asset for which it is more likely than not that a tax benefit will not be realized must then be offset by recording a valuation allowance. A valuation allowance has been established against all of the deferred tax assets as it is more likely than not that these assets will not be realized given the history of operating losses.

While the Company believes that its tax positions are fully supportable, there is a risk that certain positions could be challenged successfully.  In these instances, the Company looks to establish reserves.  If the Company determined that a tax position is more likely than not of being sustained upon audit, based solely on the technical merits of the position, the Company would recognize the benefit.  The Company measures the benefit by determining the amount that has a likelihood greater than 50% of being realized upon settlement.  The Company presumes that all tax positions will be examined by a taxing authority with full knowledge of all relevant information.   The Company regularly monitors its tax positions, tax assets and tax liabilities.  The Company reevaluates the technical merits of its tax positions and would recognize an uncertain tax benefit or derecognize a previously recorded tax benefit when (i) there is a completion of a tax audit, (ii) there is a change in applicable tax law including a tax case or legislative guidance, or (iii) there is an expiration of the statute of limitations.  Significant judgment is required in accounting for tax reserves.  As of June 30, 2013, the Company determined that it had no liability for uncertain income taxes. The Company’s policy is to recognize potential accrued interest and penalties related to the liability for uncertain tax benefits, if applicable, in income tax expense.  The Company’s tax returns for periods prior to the fiscal year ended June 30, 2010 are no longer open for examination. (See note 11).

Revenue Recognition
Revenue Recognition

The Company has received certain nonrefundable upfront fees in exchange for the transfer of its technology to licensees.  Upon delivery of the technology, the Company had no further obligations to the licensee with respect to the basic technology transferred and, accordingly, recognized revenue at that time.  The Company has and may continue to receive additional payments from its licensees in the event such licensees achieve certain development or commercialization milestones in their particular field of use.  Milestone payments, which are contingent upon the achievement of certain research goals, are recognized as revenue when the milestones, as defined in the particular agreement, are achieved.

Stock-based Payments

Stock-based Payments

The Company accounts for stock-based compensation under the provisions of FASB ASC Topic 718, Compensation-Stock Compensation  (“ASC 718”), which requires the measurement and recognition of compensation expense for all stock-based awards made to employees and directors based on estimated fair values on the grant date. The Company estimates the fair value of stock-based awards on the date of grant using the Black-Scholes model.  The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods using the straight-line method. The Company estimates forfeitures at the time of grant and revises its estimate in subsequent periods if actual forfeitures differ from those estimates.

The Company accounts for stock-based compensation awards to non-employees in accordance with FASB ASC Topic 505-50, Equity-Based Payments to Non-Employees   (“ASC 505-50”). Under ASC 505-50, the Company determines the fair value of the warrants or stock-based compensation awards granted as either the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable.

All issuances of stock options or other equity instruments to non-employees as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued. Any stock options issued to non-employees are recorded as an expense and additional paid-in capital in stockholders’ equity over the applicable service periods using variable accounting through the vesting dates based on the fair value of the options at the end of each period.

The following table sets forth the total stock-based compensation expense and issuance of Common Stock for services included in the consolidated statements of operations for the fiscal years ended June 30, 2013, 2012 and 2011 and from inception to date.

	Fiscal Year Ended June 30,			Cummulative
	2013	2012	2011	From Inception
General and administrative	$639,828	$721,197	$709,207	$11,234,942
Research and development	84,865	44,807	41,159	1,649,504

Total	$724,693	$766,004	$750,366	$12,884,446

The Company estimated the fair value of each option grant throughout the year using the Black-Scholes option-pricing model using the following assumptions:

Fiscal Year Ended June 30,
	2013	2012	2011

Risk-free interest rate (1)	0.3-0.8%	0.4-1.9%	1.3-2.9%
Expected volatility	67-102%	78-105%	103-104%
Dividend yield	None	None	None
Expected life (2)	2.5 - 10.0	2.5 - 10.0	5.0 - 10.0

(1)   Represents the interest rate on a U.S. Treasury security with a maturity date corresponding to that of the option term.
(2)   Expected life for employee based stock options was estimated using the “simplified” method, as allowed under the provisions of the Securities and Exchange Commission Staff Accounting Bulletin No. 110.

The economic values of the options will depend on the future price of the Company's Common Stock which cannot be forecast with reasonable accuracy.

Research and Development	Research and Development Research and development costs are expensed as incurred.
Recent Accounting Pronouncements Applicable to the Company
Recent Accounting Pronouncements Applicable to the Company

The Company does not believe that the following recent accounting pronouncements or any other recently issued, but not yet effective accounting standards will have a material effect on the Company’s consolidated financial position, results of operations, or cash flows.

Effective July 1, 2012, the Company adopted Financial Accounting Standards Board’s (“FASB”) ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income and ASU No. 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in ASU No. 2011-5 . In these updates, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. ASU No. 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. The amendments in ASU No. 2011-05 do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The adoption of ASU Nos. 2011-05 and 2011-12 did not have a material impact on the Company’s consolidated financial statements. The Company has presented comprehensive loss in the accompanying consolidated statements of operations and comprehensive loss.

In February 2013, the FASB issued ASU No. 2013-02, Other Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.  ASU No. 2013-02 does not change the current requirements for reporting net income or other comprehensive income in financial statements, however, it does require an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amounts are required to be reclassified in their entirety to net income. For other amounts that are not required to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference to other disclosures that provide additional detail about those amounts. This guidance will be effective for reporting periods beginning after December 15, 2012, which will be the Company’s fiscal year 2014 (or July 1, 2013). The Company does not expect the adoption of this guidance to have a material impact on its consolidated financial statements.

Reclassifications
Reclassifications

Certain accounts in the prior year financial statements have been reclassified, for comparative purposes, in order to conform with the presentation in the current year financial statements. These reclassifications have no effect on the previously reported net loss.